Note 32 - Interest Income and Expense - Interest Income Break Down By Origin (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interest Income And Expense
Held for trading Interest Income (Interest Income)	€ 1,071	€ 813
Financial assets designated at fair value through profit or loss	77	71
Financial assets fair value through other comprehensive income	975	744
Financial assets amortised cost	12,956	11,985
Adjustments of income as a result of hedging transactions (Interest Income)	(38)	129
Other Income Interest Income (Interest Income)	143	147
Insurance activity Interest Income (Interest Income)	494	528
Total Interest Income (Income Statement)	€ 15,678	€ 14,418